Tax Matters - Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Provision for taxes on income	$ 2,562	[1],[2],[3],[4]	$ 3,909	[1],[2],[3],[4]	$ 1,153	[1],[2],[3],[4]
United States
Income Taxes [Line Items]
Current federal income taxes	(752)		1,349		(2,790)
Current state and local income taxes	(44)		207		(323)
Deferred federal income taxes	851		364		2,103
Deferred state and local income taxes	(328)		(240)		8
Total U.S. tax provision/(benefit)	(273)		1,680		(1,002)
International
Income Taxes [Line Items]
Current income taxes	2,619		2,046		2,157
Deferred income taxes	216		183		(2)
Total international tax provision	$ 2,835		$ 2,229		$ 2,155

[1]	In 2012, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.2 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes); •U.S. tax benefits of approximately $1.1 billion, representing tax and interest, resulting from a multi-year settlement with the IRS with respect to audits of the Pfizer Inc. tax returns for the years 2006 through 2008, and international tax benefits of approximately $310 million, representing tax and interest, resulting from the resolution of certain tax positions pertaining to prior years with various foreign tax authorities, and from the expiration of certain statutes of limitations;•The non-deductibility of a $336 million fee payable to the federal government as a result of the U.S. Healthcare Legislation; •The non-deductibility of the $491 million legal charge associated with Rapamune litigation (see also Note 4. Other Deductions––Net); and•The expiration of the U.S. research and development tax credit on December 31, 2011.
[2]	In all years, federal, state and international net tax liabilities assumed or established as part of a business acquisition are not included in Provision for taxes on income (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[3]	In 2011, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.1 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes); •International tax benefits of approximately $267 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities and from the expiration of certain statutes of limitations, and U.S. tax benefits of approximately $80 million, representing tax and interest, resulting from the settlement of certain audits with the IRS; and•The non-deductibility of a $248 million fee payable to the federal government as a result of the U.S. Healthcare Legislation.
[4]	n 2010, the Provision for taxes on income was impacted by the following:•U.S. tax expense of approximately $2.5 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes);•U.S. tax benefits of approximately $2.0 billion, representing tax and interest, resulting from a multi-year audit settlement with the IRS, and international tax benefits of approximately $460 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities, and from the expiration of certain statutes of limitations; and•The write-off of approximately $270 million of deferred tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage, resulting from the provisions of the U.S. Healthcare Legislation enacted in March 2010 concerning the tax treatment of that subsidy effective for tax years beginning after December 31, 2012.